INVESTMENTS (Details) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended		1 Months Ended	5 Months Ended	0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Aug. 30, 2012	Feb. 13, 2007	Mar. 14, 2013	Dec. 26, 2013 item
Investments
Amount of excess proportional ownership in equity of investments excluding NCM				$ 13,257,000
RealD deferred lease incentive				16,047,000	18,635,000
Impairment of RealD Inc. investment					1,370,000
The company's recorded investment				332,440,000	327,910,000
Underwriting fees and professional and consulting costs		281,000		281,000
Amortizable intangible asset				141,491,000	141,886,000
The Company's recorded equity in earnings (losses)	1,324,000	(5,384,000)	(2,480,000)	26,615,000	47,435,000
Consideration received for spin-off	6,812,000	2,137,000
Deferred rent liability for digital projectors				120,184,000	55,272,000
Gross film exhibition cost on Open Road Films	223,088,000	212,100,000	291,561,000	934,246,000	976,912,000
Financial Condition:
Current assets				255,269,000	357,259,000
Noncurrent assets				1,651,121,000	1,741,203,000
Total assets				1,906,390,000	2,098,462,000
Current liabilities				202,392,000	233,150,000
Noncurrent liabilities				1,735,864,000	1,920,109,000
Total liabilities				1,938,256,000	2,153,259,000
Stockholders' equity (deficit)				(31,866,000)	(54,797,000)
Liabilities and stockholders' equity				1,906,390,000	2,098,462,000
The company's recorded investment				332,440,000	327,910,000
Operating Results:
Revenues	117,641,000	112,888,000	283,780,000	809,087,000	804,326,000
Operating costs and expenses	138,897,000	110,160,000	259,223,000	661,473,000	582,774,000
Net earnings (loss)	(21,256,000)	2,728,000	24,557,000	147,614,000	221,552,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Balance at the beginning of the period	332,440,000	327,910,000		327,910,000
Balance at the end of the period				332,440,000	327,910,000
Equity in Loss
Equity in (earnings) losses of non-consolidated entities	(1,324,000)	5,384,000	2,480,000	(26,615,000)	(47,435,000)
5% Promissory Note payable to NCM due 2019
Investments
Stated interest rate (as a percent)				5.00%
NCM tax receivable agreement
Investments
Amortizable intangible asset				20,900,000	20,900,000
RealD Inc.
Investments
Period over which shares of common stock can be purchased				10 years
Number of shares of common stock that can be purchased				1,222,780
Price at which each share of common stock can be purchased (in dollars per share)				$ 0.00667
Number of tranches in which stock options shall be vested upon the achievement of screen installation targets				3
Period over which deferred lease incentive is being amortized				7 years
RealD deferred lease incentive				16,047,000
Rave
Investments
Number of additional units received (in shares)						141,731
Estimated fair market value of the units		2,137,000				2,137,000
Price per share (in dollars per share)		$ 15.08				$ 15.08
Share Price		$ 15.08				$ 15.08
Predecessor
Investments
The Company's recorded equity in earnings (losses)							7,545,000
Gross film exhibition cost on Open Road Films							436,539,000
Operating Results:
Revenues							360,403,000
Operating costs and expenses							293,493,000
Net earnings (loss)							66,910,000
Equity in Loss
Equity in (earnings) losses of non-consolidated entities							(7,545,000)
Advertising (Revenue)
Advertising (Revenue)
Amortization of ESA			(4,468,000)	(15,235,000)	(14,556,000)
Advertising (Revenue) for the period			(4,468,000)	(15,235,000)	(14,556,000)
Advertising (Revenue) | Predecessor
Advertising (Revenue)
Amortization of ESA							(2,367,000)
Advertising (Revenue) for the period							(2,367,000)
Cash Received (Paid)
Cash Received
Balance at the beginning of the period		27,453,000		27,453,000	10,176,000
Receipt of excess cash distributions			10,176,000	21,514,000	27,453,000
Balance at the end of the period			10,176,000	21,514,000	27,453,000
Cash Received (Paid) | Predecessor
Cash Received
Receipt of excess cash distributions							6,667,000
Balance at the end of the period							6,667,000
Exhibitor services agreement
Exhibitor services agreement
Balance at the beginning of the period		(329,913,000)		(329,913,000)	(318,154,000)
Purchase Price Adjustment			3,453,000
Receipt of Common Units				2,137,000	(26,315,000)
Amortization of ESA			4,468,000	15,235,000	14,556,000
Balance at the end of the period			(318,154,000)	(316,815,000)	(329,913,000)
Exhibitor services agreement | Predecessor
Exhibitor services agreement
Balance at the beginning of the period							(328,442,000)
Amortization of ESA							2,367,000
Balance at the end of the period							(326,075,000)
Other Comprehensive (Income)
Other Comprehensive (Income)
Other comprehensive (income) at the end of the period		(2,282,000)		(2,282,000)	(797,000)
Unrealized gain from cash flow hedge			(797,000)	(1,498,000)	(1,485,000)
Other comprehensive (income) at the end of the period			(797,000)	(3,780,000)	(2,282,000)
Equity in (Earnings) Losses
Investments
The Company's recorded equity in earnings (losses)			4,271,000	11,311,000	23,196,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Change in interest gain					(5,012,000)
Equity in earnings			4,271,000	14,446,000	21,149,000
Equity in loss from amortization of basis difference				3,135,000	2,965,000
Equity in Loss
Change in interest gain					(5,012,000)
Equity in loss			(4,271,000)	(14,446,000)	(21,149,000)
Equity in loss from amortization of basis difference				3,135,000	2,965,000
Equity in (earnings) losses of non-consolidated entities			(4,271,000)	(11,311,000)	(23,196,000)
Equity in (Earnings) Losses | Predecessor
Investments
The Company's recorded equity in earnings (losses)							7,473,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Equity in earnings							2,523,000
Equity in Loss
Receipt of excess cash distributions							(4,966,000)
Change in interest loss							16,000
Equity in loss							(2,523,000)
Equity in (earnings) losses of non-consolidated entities							(7,473,000)
Tranche 2 Investments
Investments
Price per share (in dollars per share)		$ 15.08				$ 15.08
Receipt of common units						2,137,000
Receipt of common units (in shares)						141,731
Share Price		$ 15.08				$ 15.08
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Receipt of common units						2,137,000
Receipt of common units (in shares)						141,731
Tranche 2 Investments | Predecessor | OpCo
Investments
Number of units owned (in shares)							4,417,042
Capital units | OpCo
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Cost of Tranche 1 Investment							0
Capital units | Predecessor | OpCo
Investments
Number of units owned (in shares)							12,906,740
NCM, LLC
Investments
Note payable to affiliate				6,944,000	8,333,000
Expenses			4,197,000	12,226,000	13,809,000
NCM, LLC | NCM tax receivable agreement
Investments
Receipt under Tax Receivable Agreement			0	8,730,000	3,677,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Receipt under Tax Receivable Agreement			0	(8,730,000)	(3,677,000)
NCM, LLC | Predecessor
Investments
Shares of common stock issued in IPO								42,000,000
Price of shares of common stock issued in IPO (in dollars per share)								$ 21.00
Expenses							6,326,000
NCM, LLC | Predecessor | NCM tax receivable agreement
Investments
Receipt under Tax Receivable Agreement							0
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Receipt under Tax Receivable Agreement							0
NCM, LLC | Advertising (Revenue)
Investments
Amounts due from affiliate				2,072,000	2,226,000
Revenues			11,086,000	34,523,000	33,790,000
NCM, LLC | Advertising (Revenue) | Predecessor
Investments
Revenues							11,731,000
NCM, LLC | Exhibitor services agreement
Investments
Amounts due to affiliate				1,784,000	2,429,000
NCM
Investments
Interest in non-consolidated affiliates (as a percent)	15.05%			14.96%						4.00%
Amount of excess proportional ownership in equity of investment				735,795,000
The company's recorded investment				265,839,000	272,407,000
Estimated fair market value of the units	296,921,000			275,825,000
Price per share (in dollars per share)				$ 14.37
Receipt of common units	6,812,000			2,137,000	26,315,000
Number of units owned (in shares)	19,663,664
Receipt of common units (in shares)					1,728,988
The Company's recorded equity in earnings (losses)	(6,639,000)	(1,120,000)	4,271,000	11,311,000	23,196,000
Share Price				$ 14.37
Note payable to affiliate	6,944,000			6,944,000
Financial Condition:
Current assets				134,900,000	141,600,000
Noncurrent assets				546,200,000	557,600,000
Total assets				681,100,000	699,200,000
Current liabilities				106,500,000	122,400,000
Noncurrent liabilities				892,000,000	876,000,000
Total liabilities				998,500,000	998,400,000
Stockholders' equity (deficit)				(317,400,000)	(299,200,000)
Liabilities and stockholders' equity				681,100,000	699,200,000
The company's recorded investment	257,175,000		245,047,000	265,839,000	272,407,000
Operating Results:
Revenues			178,100,000	394,000,000	462,800,000
Operating costs and expenses			144,000,000	297,700,000	299,900,000
Net earnings (loss)			34,100,000	96,300,000	162,900,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Balance at the beginning of the period	265,839,000	272,407,000		272,407,000	245,047,000
Receipt of common units	6,812,000			2,137,000	26,315,000
Receipt of excess cash distributions	(9,071,000)		(10,176,000)	(21,514,000)	(27,453,000)
Purchase Price Adjustment			177,832,000		3,817,000
Unrealized gain from cash flow hedge	234,000		797,000	1,498,000	1,485,000
Change in interest gain					5,012,000
Equity in earnings			4,271,000	14,446,000	21,149,000
Equity in loss from amortization of basis difference				(3,135,000)	(2,965,000)
Balance at the end of the period	257,175,000		245,047,000	265,839,000	272,407,000
Receipt of common units (in shares)					1,728,988
Exhibitor services agreement
Balance at the beginning of the period	(316,815,000)
Receipt of Common Units	(6,812,000)
Amortization of ESA	3,768,000
Balance at the end of the period	(319,859,000)			(316,815,000)
Term of amortization of the exhibitor services agreement (ESA) with NCM	30 years			30 years
Other Comprehensive (Income)
Other comprehensive (income) at the end of the period	(3,780,000)
Unrealized gain from cash flow hedge	(234,000)
Other comprehensive (income) at the end of the period	(4,014,000)			(3,780,000)
Cash Received
Receipt of excess cash distributions	9,071,000
Balance at the end of the period	9,071,000
Equity in Loss
Change in interest gain					5,012,000
Equity in loss			(4,271,000)	(14,446,000)	(21,149,000)
Equity in loss from amortization of basis difference				(3,135,000)	(2,965,000)
Equity in (earnings) losses of non-consolidated entities	6,639,000	1,120,000	(4,271,000)	(11,311,000)	(23,196,000)
Advertising (Revenue)
Amortization of ESA	(3,768,000)
Advertising (Revenue) for the period	(3,768,000)
NCM | NCM tax receivable agreement
Investments
Receipt under Tax Receivable Agreement	5,352,000	8,045,000				8,045,000
Amortizable intangible asset				20,900,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Receipt under Tax Receivable Agreement	(5,352,000)	(8,045,000)				(8,045,000)
NCM | Rave
Investments
Price per share (in dollars per share)									$ 15.22
Share Price									$ 15.22
NCM | Predecessor
Investments
The Company's recorded equity in earnings (losses)							7,473,000
Financial Condition:
The company's recorded investment							72,323,000
Operating Results:
Revenues							231,600,000
Operating costs and expenses							167,900,000
Net earnings (loss)							63,700,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Balance at the beginning of the period							71,517,000
Receipt of excess cash distributions							(1,701,000)
Change in interest loss							(16,000)
Equity in earnings							2,523,000
Balance at the end of the period							72,323,000
Equity in Loss
Equity in loss							(2,523,000)
Equity in (earnings) losses of non-consolidated entities							(7,473,000)
NCM | Advertising (Revenue)
Investments
Amounts due from affiliate	1,696,000			2,072,000
Revenues	8,648,000	8,628,000
NCM | Exhibitor services agreement
Investments
Amounts due to affiliate	990,000			1,784,000
NCM | Tranche 2 Investments | Rave
Investments
Receipt of common units									26,315,000
Receipt of common units (in shares)									1,728,988
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Receipt of common units									26,315,000
Receipt of common units (in shares)									1,728,988
NCM | Capital units | Predecessor
Investments
Number of units owned (in shares)							17,323,782
NCM | Founding Members | Tranche 2 Investments
Investments
Number of units issued to Founding Member due to an acquisition (in shares)				8,688,078
NCM | NCM, LLC
Investments
Price per share (in dollars per share)	$ 15.10
Payment to the Founding Members as a percentage of actual tax benefit realized from the tax amortization of the intangible assets by related party				90.00%
Period of applicability of the tax receivable agreement to related party from its IPO				30 years
Share Price	$ 15.10
AC JV, LLC
Investments
Interest in non-consolidated affiliates (as a percent)	32.00%			32.00%						32.00%
The company's recorded investment				6,255,000	4,785,000
The Company's recorded equity in earnings (losses)	1,038,000	282,000		1,470,000
Amounts due to affiliate	1,443,000			333,000
Gross film exhibition cost on Open Road Films	2,586,000	956,000
Financial Condition:
Current assets				10,993,000	806,000
Noncurrent assets				22,948,000	24,464,000
Total assets				33,941,000	25,270,000
Current liabilities				4,238,000
Total liabilities				4,238,000
Stockholders' equity (deficit)				29,703,000	25,270,000
Liabilities and stockholders' equity				33,941,000	25,270,000
Operating Results:
Revenues				42,102,000
Operating costs and expenses				37,669,000
Net earnings (loss)				4,433,000
Equity in Loss
Equity in (earnings) losses of non-consolidated entities	(1,038,000)	(282,000)		(1,470,000)
Advertising (Revenue)
Gross exhibition cost on Fathom Events programming				6,898,000
AC JV, LLC | Founding Members
Investments
Interest in non-consolidated affiliates (as a percent)										32.00%
AC JV, LLC | Founding Members | 5% Promissory Note payable to NCM due 2019
Investments
Consideration received for spin-off										25,000,000
Consideration received for spin-off from each founder member										8,333,000
Stated interest rate (as a percent)										5.00%
Number of equal installments of interest and principal payments due										6
Advertising (Revenue)
Number of founding members										3
Aggregate principal amount										8,333,000
U.S. theatres and IMAX screen
Investments
Interest in non-consolidated affiliates (as a percent)	50.00%			50.00%
Number of U.S. theatres	2			2
Number of IMAX screens	1			1
DCIP
Investments
Interest in non-consolidated affiliates (as a percent)	29.00%			29.00%
The company's recorded investment				62,236,000	45,831,000
The Company's recorded equity in earnings (losses)	5,429,000	3,647,000	4,436,000	20,929,000	18,660,000
Amounts due from affiliate	1,200,000			1,048,000	663,000
Capital contributions for projector and installation costs in excess of the cap per system for digital conversations	68,000
Capital contributions for projector and installation costs in excess of the cap per system for new build locations	39,000
Term for payment of equipment rent, including scheduled escalations	12 years			12 years
Deferred rent liability for digital projectors	8,954,000			9,031,000	7,747,000
Digital equipment rental expense (continuing operations)	1,294,000	2,917,000	3,338,000	6,639,000	11,077,000
Financial Condition:
Current assets				53,229,000	140,353,000
Noncurrent assets				1,044,417,000	1,124,517,000
Total assets				1,097,646,000	1,264,870,000
Current liabilities				24,036,000	34,919,000
Noncurrent liabilities				821,282,000	1,028,191,000
Total liabilities				845,318,000	1,063,110,000
Stockholders' equity (deficit)				252,328,000	201,760,000
Liabilities and stockholders' equity				1,097,646,000	1,264,870,000
Operating Results:
Revenues			56,851,000	170,724,000	182,659,000
Operating costs and expenses			43,052,000	109,430,000	133,700,000
Net earnings (loss)			13,799,000	61,294,000	48,959,000
Equity in Loss
Equity in (earnings) losses of non-consolidated entities	(5,429,000)	(3,647,000)	(4,436,000)	(20,929,000)	(18,660,000)
DCIP | Expected
Investments
Capital contributions for projector and installation costs in excess of the cap per system for digital conversations				68,000
Capital contributions for projector and installation costs in excess of the cap per system for new build locations				41,500
DCIP | Predecessor
Investments
The Company's recorded equity in earnings (losses)							4,941,000
Digital equipment rental expense (continuing operations)							3,624,000
Operating Results:
Revenues							71,560,000
Operating costs and expenses							55,378,000
Net earnings (loss)							16,182,000
Equity in Loss
Equity in (earnings) losses of non-consolidated entities							(4,941,000)
DCDC
Investments
Interest in non-consolidated affiliates (as a percent)				15.45%
Open Road Releasing, LLC, operator of ORF
Investments
Interest in non-consolidated affiliates (as a percent)	50.00%			50.00%
The company's recorded investment				(9,570,000)	(1,920,000)
The Company's recorded equity in earnings (losses)	1,286,000	(8,080,000)	(10,691,000)	(7,650,000)	4,861,000
Amounts due from affiliate	1,041,000			2,560,000	2,658,000
Amounts due to affiliate				709,000	1,959,000
Gross film exhibition cost on Open Road Films	1,400,000	5,700,000	5,500,000	13,300,000	12,700,000		1,550,000
Financial Condition:
Current assets				44,498,000	60,431,000
Noncurrent assets				12,260,000	10,341,000
Total assets				56,758,000	70,772,000
Current liabilities				64,080,000	69,530,000
Noncurrent liabilities				22,582,000	15,918,000
Total liabilities				86,662,000	85,448,000
Stockholders' equity (deficit)				(29,904,000)	(14,676,000)
Liabilities and stockholders' equity				56,758,000	70,772,000
Operating Results:
Revenues			39,701,000	175,374,000	140,350,000
Operating costs and expenses			61,083,000	190,602,000	130,628,000
Net earnings (loss)			(21,382,000)	(15,228,000)	9,722,000
Equity in Loss
Equity in (earnings) losses of non-consolidated entities	(1,286,000)	8,080,000	10,691,000	7,650,000	(4,861,000)
Advertising (Revenue)
Capital commitment	10,000,000	10,000,000		10,000,000		10,000,000
Open Road Releasing, LLC, operator of ORF | Predecessor
Investments
The Company's recorded equity in earnings (losses)							(6,416,000)
Operating Results:
Revenues							42,563,000
Operating costs and expenses							55,395,000
Net earnings (loss)							(12,832,000)
Equity in Loss
Equity in (earnings) losses of non-consolidated entities							6,416,000
Other
Investments
The company's recorded investment				7,680,000	6,807,000
The Company's recorded equity in earnings (losses)	210,000	(113,000)	(496,000)	555,000	718,000
Financial Condition:
Current assets				11,649,000	14,069,000
Noncurrent assets				25,296,000	24,281,000
Total assets				36,945,000	38,350,000
Current liabilities				3,538,000	6,301,000
Total liabilities				3,538,000	6,301,000
Stockholders' equity (deficit)				33,407,000	32,049,000
Liabilities and stockholders' equity				36,945,000	38,350,000
Operating Results:
Revenues			9,128,000	26,887,000	18,517,000
Operating costs and expenses			11,088,000	26,072,000	18,546,000
Net earnings (loss)			(1,960,000)	815,000	(29,000)
Equity in Loss
Equity in (earnings) losses of non-consolidated entities	(210,000)	113,000	496,000	(555,000)	(718,000)
Other | Predecessor
Investments
The Company's recorded equity in earnings (losses)							1,547,000
Operating Results:
Revenues							14,680,000
Operating costs and expenses							14,820,000
Net earnings (loss)							(140,000)
Equity in Loss
Equity in (earnings) losses of non-consolidated entities							$ (1,547,000)
Maximum | Investments in non-consolidated affiliates and certain other investments accounted for following the equity method
Investments
Interest in non-consolidated affiliates (as a percent)	50.00%			50.00%
Minimum | NCM | Founding Members
Investments
Percentage change in the total annual attendance of all the founding members required to cause an earlier common unit adjustment				2.00%